NATURE OF BUSINESS AND GOING CONCERN (Details)	12 Months Ended
Sep. 30, 2021
Date of Incorporation	Aug. 08, 1997
State of Incorporation	Delaware
UMeLook Limited [Member]
Date of Incorporation	Feb. 23, 2012
State of Incorporation	Hong Kong
Principal Activities	Holding company of WFOE
Nature of company	Subsidiary
Percentage of Interest	100%
UMeZone Adaptive Learning Technology Limited [Member]
Date of Incorporation	Sep. 07, 2012
State of Incorporation	Hong Kong
Principal Activities	Dormant
Nature of company	Subsidiary
Percentage of Interest	100%
UMeLook (Guangzhou) Information Technology Co. Ltd. (WFOE) [Member]
Date of Incorporation	Oct. 29, 2012
State of Incorporation	China
Principal Activities	Holding company
Nature of company	Subsidiary
Percentage of Interest	100%
YouYiXue (Guangzhou) Information Technology Co. Ltd. [Member]
Date of Incorporation	Apr. 23, 2013
State of Incorporation	China
Principal Activities	Dormant
Nature of company	Subsidiary
Percentage of Interest	100%
Guangzhou XinYiXun Network Technology Co. Ltd. [Member]
Date of Incorporation	Jul. 09, 2012
State of Incorporation	China
Principal Activities	Online education
Nature of company	VIE
Percentage of Interest	Contractual arrangements
Guangzhou You Man Fen Information Technology Co Limited Formerly Knownas Guangzhou You Man Fen Education Technology Co Limited [Member]
Date of Incorporation	May 08, 2021
State of Incorporation	China
Principal Activities	Private tutoring
Nature of company	Subsidiary of VIE
Percentage of Interest	Contractual arrangements